Accounts Receivable - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Allowance For Credit Losses Movement [Abstract]
Beginning balance	$ 7	$ 2,443
Provision			2,441
Reduction	(7)	(2,417)
Exchange rate effect		(19)	2
Ending balance		$ 7	$ 2,443